The Free Markets ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 86.5%	Shares	Value
Banking - 6.0%
Citizens Financial Group, Inc.	8,225	$495,062
KeyCorp	23,843	494,504
		989,566

Consumer Staple Products - 5.0%
Pilgrim’s Pride Corp.	7,575	326,937
Tilray Brands, Inc.(a)	21,012	165,365
Tyson Foods, Inc. - Class A	5,059	328,784
		821,086

Financial Services - 9.0%
Blackstone, Inc.	4,337	491,686
Federal National Mortgage Association(a)	68,701	494,647
Interactive Brokers Group, Inc. - Class A	6,994	497,903
		1,484,236

Health Care - 18.3%
Biogen, Inc.(a)	2,566	492,210
Cardinal Health, Inc.	1,082	248,027
Cencora, Inc.	664	247,101
CVS Health Corp.	3,094	247,210
Eli Lilly & Co.	315	331,377
Ensign Group, Inc.	574	122,933
IQVIA Holdings, Inc.(a)	694	124,094
Johnson & Johnson	1,325	329,170
Tenet Healthcare Corp.(a)	518	124,004
Thermo Fisher Scientific, Inc.	791	412,198
Universal Health Services, Inc. - Class B	1,596	328,936
		3,007,260

Industrial Products - 10.3%
Archer Aviation, Inc.(a)	46,525	331,258
General Dynamics Corp.	591	211,017
Howmet Aerospace, Inc.	1,261	331,050
Joby Aviation, Inc.(a)	49,923	502,225
NuScale Power Corp. - Class A(a)	25,289	324,964
		1,700,514

Industrial Services - 7.3%
Comfort Systems USA, Inc.	174	248,710
EMCOR Group, Inc.	455	329,702
FedEx Corp.	839	324,693

Quanta Services, Inc.	530	$298,433
		1,201,538

Materials - 7.4%
NACCO Industries, Inc. - Class A	2,388	137,023
Peabody Energy Corp.	15,706	495,367
Uranium Energy Corp.(a)	38,038	583,123
		1,215,513

Media - 6.0%
Fox Corp. - Class A	8,702	490,271
Nexstar Media Group, Inc. - Class A	1,966	493,505
		983,776

Oil & Gas - 3.5%
TechnipFMC PLC	1,229	81,495
Williams Cos., Inc.	6,580	491,658
		573,153

Real Estate - 3.5%
CareTrust REIT, Inc. - REIT	8,041	326,625
Welltower, Inc. - REIT	1,179	244,195
		570,820

Retail & Wholesale - Staples - 0.7%
Archer-Daniels-Midland Co.	1,790	123,582

Tech Hardware & Semiconductors - 1.5%
Cisco Systems, Inc.	3,109	247,041

Utilities - 8.0%
American Electric Power Co., Inc.	2,448	327,592
Dominion Energy, Inc.	6,502	410,536
Duke Energy Corp.	2,506	327,910
Evergy, Inc.	1,467	122,729
Exelon Corp.	2,479	122,636
		1,311,403

TOTAL COMMON STOCKS (Cost $13,268,895)		14,229,488

SHORT-TERM INVESTMENTS - 10.2%	Shares	Value
Money Market Funds - 10.2%
First American Government Obligations Fund - Class X, 3.60%(b)	1,681,711	$1,681,711

TOTAL SHORT-TERM INVESTMENTS (Cost $1,681,711)		1,681,711

TOTAL INVESTMENTS - 96.7% (Cost $14,950,606)		$15,911,199
Other Assets in Excess of Liabilities - 3.3%		536,859
TOTAL NET ASSETS - 100.0%		$16,448,058

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.